Subsequent Events (Details Narrative)																											1 Months Ended	9 Months Ended					12 Months Ended
	Nov. 21, 2022 shares	Oct. 21, 2022 $ / shares	Oct. 01, 2022 USD ($) shares $ / shares	Oct. 01, 2022 CAD ($) shares $ / shares	Sep. 21, 2022 shares	Sep. 21, 2022 $ / shares shares	Sep. 21, 2022 $ / shares shares	Sep. 20, 2022 shares	Sep. 20, 2022 $ / shares shares	Sep. 20, 2022 $ / shares shares	Sep. 07, 2022 shares	Sep. 07, 2022 $ / shares shares	Sep. 07, 2022 $ / shares shares	Sep. 02, 2022 shares $ / shares	Sep. 01, 2022 shares $ / shares $ / shares	Jun. 29, 2022 $ / shares	Jun. 29, 2022 $ / shares	Jun. 14, 2022 shares $ / shares	Jun. 03, 2022 shares $ / shares	May 26, 2022 shares $ / shares	Apr. 08, 2022 shares $ / shares	Apr. 08, 2022 shares $ / shares	Sep. 07, 2021 shares $ / shares	Sep. 07, 2021 shares $ / shares	Aug. 20, 2021 shares	Aug. 09, 2021 shares	Jul. 28, 2021 shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2022 shares	Sep. 30, 2022 $ / shares shares	Sep. 30, 2022 $ / shares shares	Sep. 30, 2021 USD ($) shares $ / shares	Dec. 31, 2021 shares	Jun. 28, 2021 shares	Jun. 27, 2021 shares
IfrsStatementLineItems [Line Items]
Common stock, shares																												2,000,000	2,000,000	2,000,000	2,000,000	1,416,667
Exercise of warrants shares																													785,000				3,910,000
Price per share | $ / shares																														$ 0.22		$ 0.24
Proceeds from warrants | $																												$ 450,735				$ 1,771,205
Number of share options granted in share-based payment arrangement																													2,560,000	0.24	0.31		450,000
Proceeds from options | $																												$ 28,071				$ 139,188
Warrants shares, expired																																	150,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Common stock, shares					1,250,000	1,250,000	1,250,000	37,500	37,500	37,500	10,000	10,000	10,000	750,000	162,000			55,000			196,250	196,250	210,000	210,000	4,056,247	16,134,000								135,000	10,000
Exercise of warrants shares					1,250,000			37,500			10,000			750,000	162,000			55,000	100,000	100,000	196,250	196,250	200,000	200,000	3,605,247	16,134,000	10,000					4,476,667
Price per share | (per share)															$ 0.10			$ 0.10	$ 0.10	$ 0.10	$ 0.08	$ 0.10	$ 0.10	$ 0.12
Number of share options granted in share-based payment arrangement						0.23	0.31		0.33	0.45		0.33	0.45	0.08	0.08	0.39	0.50													0.36	0.50
Number of shares, granted			250,000	250,000
Warrants [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Price per share | (per share)			$ 0.50	$ 0.31
Nonadjusting event [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Common stock, shares			2,840,000	2,840,000
Exercise of warrants shares	9,501,584
Proceeds from warrants			$ 337,400	$ 405,400
Warrants shares, oustanding	12,442,663
Warrants shares, expired	2,941,079
Nonadjusting event [member] | Warrants [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Price per share | (per share)		$ 0.15	$ 0.08	$ 0.10
Nonadjusting event [member] | Warrants [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Price per share | (per share)			$ 0.27	$ 0.31
Nonadjusting event [member] | Warrants [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise of warrants shares			2,840,000	2,840,000
Nonadjusting event [member] | Broker warrant [member]
IfrsStatementLineItems [Line Items]
Exercise of warrants shares			1,500,000	1,500,000
Proceeds from warrants			$ 338,462	$ 465,000
Number of share options granted in share-based payment arrangement			1,500,000	1,500,000
Number of shares, granted			750,000	750,000
Nonadjusting event [member] | Broker warrant [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Price per share | (per share)			$ 0.27	$ 0.31
Nonadjusting event [member] | Options [member]
IfrsStatementLineItems [Line Items]
Common stock, shares			300,000	300,000
Exercise of warrants shares			300,000	300,000
Proceeds from options			$ 18,000	$ 24,000
Nonadjusting event [member] | Options [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Price per share | $ / shares			$ 0.06
Nonadjusting event [member] | Options [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Price per share | $ / shares			$ 0.08
Nonadjusting event [member] | Restricted stock units (RSUs) [member]
IfrsStatementLineItems [Line Items]
Common stock, shares			600,000	600,000